UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

803 W. Michigan Street

Milwaukee, WI 53233

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

803 West Michigan Street

Milwaukee, WI 53233

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period: January 31. 2012

Item 1. Schedule of Investments.

Advisory Research All Cap Value Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks – 97.1%
	Consumer Discretionary – 14.5%
26,330	Comcast Corp. - Class A	$700,115
13,095	Core-Mark Holding Co., Inc.	531,788
21,260	Foot Locker, Inc.	557,862
11,530	J.C. Penney Co., Inc.	479,072
12,750	Kohl's Corp.	586,372
6,685	McDonald's Corp.	662,149
25,970	Staples, Inc.	379,941
12,970	Target Corp.	659,006
7,520	Vail Resorts, Inc.	327,947
		4,884,252
	Consumer Staples – 15.4%
6,450	Casey's General Stores, Inc.	328,563
8,120	JM Smucker Co.	639,694
12,210	PepsiCo, Inc.	801,831
14,437	Seneca Foods Corp. - Class A*	417,662
22,260	Sysco Corp.	670,249
19,650	Unilever PLC - ADR	636,463
17,410	Wal-Mart Stores, Inc.	1,068,278
18,690	Walgreen Co.	623,498
		5,186,238
	Energy – 6.7%
8,730	Chevron Corp.	899,888
43,130	Denbury Resources, Inc.*	813,432
9,360	Range Resources Corp.	538,387
		2,251,707
	Financials – 17.6%
12,210	American Express Co.	612,210
13,000	Berkshire Hathaway, Inc. - Class B*	1,018,810
22,720	CommonWealth REIT	446,902
7,930	Enstar Group Ltd.*	789,273
5,400	Fifth Third Bancorp	70,254
29,730	JPMorgan Chase & Co.	1,108,929
27,100	Leucadia National Corp.	752,296
20,400	Plum Creek Timber Co., Inc. - REIT	791,112
35,600	Symetra Financial Corp.	328,232
		5,918,018
	Health Care – 13.3%
6,560	Analogic Corp.	372,149

Advisory Research All Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
7,970	Becton, Dickinson and Co.	$624,928
14,050	Johnson & Johnson	926,035
17,330	Medtronic, Inc.	668,418
18,500	Merck & Co., Inc.	707,810
13,860	St. Jude Medical, Inc.	578,101
11,945	UnitedHealth Group, Inc.	618,631
		4,496,072
	Industrials – 16.3%
8,040	Atlas Air Worldwide Holdings, Inc.*	382,985
8,980	Caterpillar, Inc.	979,898
14,800	Emerson Electric Co.	760,424
12,920	GATX Corp.	554,785
11,130	Northrop Grumman Corp.	646,096
14,590	Raytheon Co.	700,174
38,140	Spirit Aerosystems Holdings, Inc. - Class A*	867,304
7,900	United Technologies Corp.	618,965
		5,510,631
	Information Technology – 10.4%
23,530	Avnet, Inc.*	820,491
7,600	Harris Corp.	311,600
19,990	Hewlett-Packard Co.	559,320
30,880	Microsoft Corp.	911,887
12,010	Motorola Solutions, Inc.	557,384
18,440	Western Union Co.	352,204
		3,512,886
	Materials – 1.0%
9,560	Cabot Corp.	346,072

	Telecommunication Services – 1.9%
23,890	Vodafone Group PLC - ADR	647,180
	Total Common Stocks (Cost $29,630,360)	32,753,056
	Short-Term Investments – 2.7%
913,504	Fidelity Institutional Money Market Fund, 0.21%[1]	913,504
	Total Short-Term Investments (Cost $913,504)	913,504
	Total Investments – 99.8% (Cost $30,543,864)	$33,666,560
	Other Assets in Excess of Liabilities – 0.2%	55,218
	Total Net Assets – 100.0%	$33,721,778

ADR – American Depositary Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

* Non-income producing security.

1 The rate quoted is the annualized seven-day yield of the Fund at the period end.

See accompanying Notes to Schedule of Investments.

Advisory Research All Cap Value Fund

SUMMARY OF INVESTMENTS

As of January 31, 2012 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Aerospace & Defense	8.4%
Food & Staples Retailing	8.0%
Oil, Gas & Consumable Fuels	6.7%
Health Care Equipment & Supplies	6.7%
Insurance	6.3%
Diversified Financial Services	5.5%
Multiline Retail	5.1%
Food Products	5.0%
Pharmaceuticals	4.8%
Real Estate Investment Trusts (REITs)	3.7%
Hotels, Restaurants & Leisure	2.9%
Machinery	2.9%
Specialty Retail	2.8%
Software	2.7%
Communications Equipment	2.6%
Electronic Equipment, Instruments & Components	2.4%
Beverages	2.4%
Electrical Equipment	2.3%
Media	2.1%
Wireless Telecommunication Services	1.9%
Health Care Providers & Services	1.8%
Consumer Finance	1.8%
Computers & Peripherals	1.7%
Trading Companies & Distributors	1.7%
Distributors	1.6%
Air Freight & Logistics	1.1%
IT Services	1.0%
Chemicals	1.0%
Commercial Banks	0.2%
Total Common Stocks	97.1%
Short-Term Investments	2.7%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

Advisory Research International All Cap Value Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks – 95.5%
	Australia – 3.0%
9,383	Australian Agricultural Co., Ltd.*	$13,833
2,850	Crown Ltd.	24,478
		38,311
	Belgium – 0.9%
300	NV Bekaert S.A	12,236

	Bermuda – 2.1%
4,252	Catlin Group Ltd.	27,179

	Brazil – 2.1%
3,012	Banco Santander Brasil S.A. - ADR	27,469

	Canada – 1.6%
2,089	Genesis Land Development Corp.*	6,167
1,540	RONA, Inc.	14,514
		20,681
	France – 6.8%
366	Cie Generale des Etablissements Michelin - Class B	25,113
1,018	France Telecom S.A	15,304
330	Nexans S.A	20,538
370	Sanofi	27,433
		88,388
	Germany – 6.1%
1,862	Deutsche Telekom A.G	20,978
523	E.ON A.G	11,222
370	Hochtief A.G	23,926
1,121	Rhoen Klinikum A.G	23,282
		79,408
	Hong Kong – 5.9%
95,000	Emperor International Holdings	15,154
82,000	Fook Woo Group Holdings Ltd.*[1]	6,518
208,056	Golden Meditech Holdings Ltd.*	28,939
1,000	Guoco Group Ltd.	10,379
5,000	Yue Yuen Industrial Holdings Ltd.	15,294
		76,284
	Ireland – 2.2%
12,910	Beazley PLC	28,562

Advisory Research International All Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	Italy – 1.7%
4,146	Buzzi Unicem S.p.A	$21,383

	Japan – 21.4%
2,500	Bank of Yokohama Ltd.	11,578
200	Hirose Electric Co., Ltd.	19,250
700	Hogy Medical Co., Ltd.	29,906
500	Japan Petroleum Exploration Co.	22,177
2,700	Kansai Paint Co., Ltd.	25,545
1,700	Namco Bandai Holdings, Inc.	24,240
400	Ono Pharmaceutical Co., Ltd.	22,587
700	Secom Co., Ltd.	32,799
13,000	Seven Bank Ltd.	27,368
2,600	Star Micronics Co., Ltd.	25,069
400	Toyota Industries Corp.	11,503
260	USS Co., Ltd.	24,869
		276,891
	Luxembourg – 3.6%
1,586	APERAM	32,595
683	ArcelorMittal - ADR	14,015
		46,610
	Netherlands – 3.7%
245	Koninklijke DSM N.V	12,593
845	Koninklijke Philips Electronics N.V	17,077
250	Wereldhave N.V. - REIT	18,352
		48,022
	Norway – 2.9%
834	Aker ASA - A Shares	23,487
1,062	Cermaq ASA*	14,649
		38,136
	Panama – 2.2%
1,566	Banco Latinoamericano de Comercio Exterior S.A. - Class E	28,987

	Puerto Rico – 1.3%
1,418	Oriental Financial Group, Inc.	16,222

	Singapore – 1.5%
31,515	Ascendas India Trust - REIT	19,137

	South Korea – 5.0%
390	LG Electronics, Inc.	28,681
606	Mirae Asset Securities Co., Ltd.	20,284

Advisory Research International All Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	South Korea (Continued)
400	Samsung Card Co.	$15,430
		64,395
	Sweden – 2.1%
1,872	Industrivarden A.B. - C Shares	26,630

	Switzerland – 4.2%
900	GAM Holding A.G.*	11,531
310	Holcim Ltd.*	17,742
459	Novartis A.G	24,911
		54,184
	United Kingdom – 15.2%
3,738	BAE Systems PLC	18,165
2,908	HSBC Holdings PLC	24,296
2,801	Investec PLC	16,606
3,571	J Sainsbury PLC	16,252
1,109	Unilever PLC - ADR	35,921
11,993	Vodafone Group PLC	32,347
1,134	Whitbread PLC	29,424
5,248	WM Morrison Supermarkets PLC	23,676
		196,687
	Total Common Stocks (Cost $1,380,623)	1,235,802
	Short-Term Investments – 4.0%
51,404	Fidelity Institutional Money Market Fund, 0.21%[2]	51,404
	Total Short-Term Investments (Cost $51,404)	51,404
	Total Investments – 99.5% (Cost $1,432,027)	1,287,206
	Other Assets in Excess of Liabilities – 0.5%	5,933
	Total Net Assets – 100.0%	$1,293,139

ADR – American Depositary Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

* Non-income producing security.

1 Fair valued under direction of the Board of Trustees. The aggregate value of such investments is 0.5% of net assets.

2 The rate quoted is the annualized seven-day yield of the Fund at the period end.

See accompanying Notes to Schedule of Investments.

Advisory Research International All Cap Value Fund

SUMMARY OF INVESTMENTS

As of January 31, 2012 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Commercial Banks	10.5%
Pharmaceuticals	5.8%
Food Products	5.0%
Diversified Financial Services	4.7%
Health Care Equipment & Supplies	4.6%
Insurance	4.3%
Hotels, Restaurants & Leisure	4.2%
Capital Markets	3.7%
Metals & Mining	3.6%
Electronic Equipment, Instruments & Components	3.4%
Real Estate Management & Development	3.1%
Food & Staples Retailing	3.1%
Specialty Retail	3.0%
Commercial Services & Supplies	3.0%
Construction Materials	3.0%
Chemicals	3.0%
Auto Components	2.8%
Diversified Telecommunication Services	2.8%
Electrical Equipment	2.5%
Wireless Telecommunication Services	2.5%
Household Durables	2.2%
Leisure Equipment & Products	1.9%
Construction & Engineering	1.9%
Health Care Providers & Services	1.8%
Oil, Gas & Consumable Fuels	1.7%
Real Estate Investment Trusts (REITs)	1.4%
Aerospace & Defense	1.4%
Industrial Conglomerates	1.3%
Consumer Finance	1.2%
Textiles, Apparel & Luxury Goods	1.2%
Electric Utilities	0.9%
Total Common Stocks	95.5%
Short-Term Investments	4.0%
Total Investments	99.5%
Other Assets in Excess of Liabilities	0.5%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

Advisory Research International Small Cap Value Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks – 95.6%
	Australia – 4.4%
348,837	Australian Agricultural Co., Ltd.*	$514,295
70,957	Crown Ltd.	609,432
210,120	Tassal Group Ltd.	285,133
		1,408,860
	Austria – 2.7%
17,431	AMAG Austria Metall A.G.*[1]	388,088
35,614	EVN A.G	478,890
		866,978
	Belgium – 1.0%
8,100	NV Bekaert S.A	330,379

	Bermuda – 2.2%
108,857	Catlin Group Ltd.	695,820

	Canada – 2.6%
171,571	Genesis Land Development Corp.*	506,482
33,842	RONA, Inc.	318,946
		825,428
	Denmark – 1.8%
22,098	D/S Norden	554,221

	France – 2.5%
8,162	Nexans S.A	507,984
3,274	Societe BIC S.A	291,860
		799,844
	Germany – 5.6%
8,453	Hochtief A.G	546,607
14,204	Jungheinrich A.G	439,427
37,700	Rhoen Klinikum A.G	782,991
		1,769,025
	Hong Kong – 6.9%
1,720,000	Emperor Entertainment Hotel Ltd.	237,153
2,221,083	Emperor International Holdings	354,300
1,710,000	Fook Woo Group Holdings Ltd.*[2]	135,935
4,834,000	Golden Meditech Holdings Ltd.*	672,371
39,000	Guoco Group Ltd.	404,769
131,000	Yue Yuen Industrial Holdings Ltd.	400,708
		2,205,236

Advisory Research International Small Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	Ireland – 2.8%
404,783	Beazley PLC	$895,549

	Italy – 2.6%
84,768	Buzzi Unicem S.p.A	437,190
29,362	Danieli & C Officine Meccaniche S.p.A	377,393
		814,583
	Japan – 25.9%
24,950	Arcs Co., Ltd.	487,572
5,600	Bank of Okinawa Ltd.	242,834
59,250	Chugoku Marine Paints Ltd.	377,304
20,600	Cosel Co., Ltd.	306,335
9,800	Doshisha Co., Ltd.	309,687
4,900	Hirose Electric Co., Ltd.	471,626
9,400	Hogy Medical Co., Ltd.	401,601
23,400	Hokuto Corp.	517,045
10,000	Japan Petroleum Exploration Co.	443,532
36,400	Kansai Paint Co., Ltd.	344,384
19,800	Maruichi Steel Tube Ltd.	462,775
32,700	Namco Bandai Holdings, Inc.	466,273
6,100	Ono Pharmaceutical Co., Ltd.	344,453
18,065	Ryosan Co., Ltd.	399,616
5,400	San-A Co., Ltd.	219,195
185,000	Seven Bank Ltd.	389,461
15,200	SHO-BOND Holdings Co., Ltd.	385,448
35,900	Star Micronics Co., Ltd.	346,150
15,200	Tokyo Ohka Kogyo Co., Ltd.	332,823
5,470	USS Co., Ltd.	523,204
20,600	Yamatake Corp.	453,814
		8,225,132
	Luxembourg – 1.4%
21,493	APERAM	441,721

	Netherlands – 2.7%
9,078	Koninklijke DSM N.V	466,606
5,448	Wereldhave N.V. - REIT	399,924
		866,530
	Norway – 3.1%
22,679	Aker ASA – A Shares	638,691
24,502	Cermaq ASA*	337,967
		976,658

Advisory Research International Small Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	Panama – 2.7%
47,043	Banco Latinoamericano de Comercio Exterior S.A. - Class E	$870,766

	Puerto Rico – 1.1%
29,480	Oriental Financial Group, Inc.	337,251

	Singapore – 3.0%
740,000	Ascendas India Trust - REIT	449,348
17,090	China Yuchai International Ltd.	266,433
1,032,000	Gallant Venture Ltd.*	241,047
		956,828
	South Korea – 6.3%
63,700	Daekyo Co., Ltd.	351,725
17,460	Mirae Asset Securities Co., Ltd.	584,411
2,000	NongShim Co., Ltd.*	421,604
8,000	Samsung Card Co.	308,606
6,796	Sindoh Co., Ltd.*	320,509
		1,986,855
	Sweden – 1.3%
29,985	Industrivarden A.B. - C Shares	426,551

	Switzerland – 3.4%
27,500	GAM Holding A.G.*	352,340
5,844	Pargesa Holding S.A	410,364
2,500	Valiant Holding	311,758
		1,074,462
	United Kingdom – 8.6%
27,430	Bovis Homes Group PLC	192,338
249,055	Colt Group S.A.*	361,338
95,480	Investec PLC	566,079
75,000	J Sainsbury PLC	341,341
27,226	Whitbread PLC	706,443
128,200	WM Morrison Supermarkets PLC	578,355
		2,745,894
	United States – 1.0%
20,000	Sims Metal Management Ltd.	320,776
	Total Common Stocks (Cost $30,151,444)	30,395,347

Advisory Research International Small Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2012 (Unaudited)

Number of Shares		Value
	Short-Term Investments – 4.1%
1,294,558	Fidelity Institutional Money Market Fund, 0.21%[2]	$1,294,558
	Total Short-Term Investments (Cost $1,294,558)	1,294,558
	Total Investments – 99.7% (Cost $31,446,002)	31,689,905
	Other Assets in Excess of Liabilities – 0.3%	84,684
	Total Net Assets – 100.0%	$31,774,589

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

* Non-income producing security.

1 144A restricted security.

2 Fair valued under direction of the Board of Trustees. The aggregate value of such investment is 0.4% of net assets.

3 The rate quoted is the annualized seven-day yield of the Fund at the period end.

See accompanying Notes to Schedule of Investments.

Advisory Research International Small Cap Value Fund

SUMMARY OF INVESTMENTS

As of January 31, 2012 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Commercial Banks	6.8%
Food Products	6.5%
Diversified Financial Services	5.9%
Electronic Equipment, Instruments & Components	5.3%
Food & Staples Retailing	5.1%
Metals & Mining	5.1%
Insurance	5.0%
Hotels, Restaurants & Leisure	4.9%
Chemicals	4.8%
Capital Markets	4.7%
Real Estate Management & Development	4.1%
Electrical Equipment	3.6%
Machinery	3.4%
Health Care Equipment & Supplies	3.4%
Construction & Engineering	2.9%
Specialty Retail	2.6%
Health Care Providers & Services	2.5%
Marine	1.7%
Electric Utilities	1.5%
Leisure Equipment & Products	1.5%
Oil, Gas & Consumable Fuels	1.4%
Construction Materials	1.4%
Commercial Services & Supplies	1.3%
Textiles, Apparel & Luxury Goods	1.3%
Real Estate Investment Trusts (REITs)	1.2%
Diversified Telecommunication Services	1.1%
Media	1.1%
Pharmaceuticals	1.1%
Office Electronics	1.0%
Distributors	1.0%
Consumer Finance	1.0%
Industrial Conglomerates	0.8%
Household Durables	0.6%
Total Common Stocks	95.6%
Short-Term Investments	4.1%
Total Investments	99.7%
Other Assets in Excess of Liabilities	0.3%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

Advisory Research Global Value Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks – 96.5%
	Australia – 2.1%
76,717	Australian Agricultural Co., Ltd.*	$113,105
12,010	Crown Ltd.	103,151
		216,256
	Bermuda – 1.2%
19,246	Catlin Group Ltd.	123,022

	Brazil – 1.0%
11,646	Banco Santander Brasil S.A. - ADR	106,212

	Canada – 0.9%
30,880	Genesis Land Development Corp.*	91,159

	France – 4.7%
2,638	Cie Generale des Etablissements Michelin - Class B	181,004
1,853	Nexans S.A	115,326
2,351	Sanofi	174,309
		470,639
	Germany – 4.0%
11,409	Deutsche Telekom A.G	128,537
1,761	Hochtief A.G	113,874
7,689	Rhoen Klinikum A.G	159,693
		402,104
	Hong Kong – 3.9%
600,000	Emperor International Holdings	95,710
1,121,644	Golden Meditech Holdings Ltd.*	156,012
46,500	Yue Yuen Industrial Holdings Ltd.	142,236
		393,958
	Ireland – 1.6%
73,745	Beazley PLC	163,155

	Japan – 6.4%
5,700	Arcs Co., Ltd.	111,389
4,200	Secom Co., Ltd.	196,792
47,000	Seven Bank Ltd.	98,944
1,390	USS Co., Ltd.	132,953
4,600	Yamatake Corp.	101,337
		641,415

Advisory Research Global Value Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	Luxembourg – 2.1%
5,652	APERAM	$116,159
4,675	ArcelorMittal - ADR	95,931
		212,090
	Netherlands – 2.7%
2,499	Koninklijke DSM N.V	128,448
1,924	Wereldhave N.V. - REIT	141,236
		269,684
	Norway – 0.9%
3,361	Aker ASA - A Shares	94,653

	Panama – 1.3%
7,246	Banco Latinoamericano de Comercio Exterior S.A. - Class E	134,123

	South Korea – 2.8%
1,573	LG Electronics, Inc.	115,679
4,900	Mirae Asset Securities Co., Ltd.	164,010
		279,689
	Sweden – 1.4%
10,291	Industrivarden A.B. - C Shares	146,394

	Switzerland – 3.7%
8,500	GAM Holding A.G.*	108,905
2,637	Holcim Ltd.*	150,919
2,010	Novartis A.G	109,090
		368,914
	United Kingdom – 6.5%
6,481	Unilever PLC - ADR	209,920
69,788	Vodafone Group PLC	188,227
5,372	Whitbread PLC	139,389
25,351	WM Morrison Supermarkets PLC	114,367
		651,903
	United States – 49.3%
1,400	Amerco, Inc.	135,408
5,045	Avnet, Inc.*	175,919
1,257	Berkshire Hathaway, Inc. - Class B*	98,511
3,600	Cabot Corp.	130,320
1,695	Chevron Corp.	174,721
4,455	CIT Group, Inc.*	169,914

Advisory Research Global Value Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	United States (Continued)
5,892	Core-Mark Holding Co., Inc.	$239,274
2,025	Deltic Timber Corp.	137,943
9,259	Denbury Resources, Inc.*	174,625
3,780	Discover Financial Services	102,740
2,800	Emerson Electric Co.	143,864
8,532	Foot Locker, Inc.	223,880
5,103	GATX Corp.	219,123
2,800	Hyatt Hotels Corp. - Class A*	119,336
3,315	J.C. Penney Co., Inc.	137,738
2,146	Johnson & Johnson	141,443
5,940	JPMorgan Chase & Co.	221,562
2,588	Kaiser Aluminum Corp.	127,795
3,669	Leucadia National Corp.	101,851
5,388	Microsoft Corp.	159,108
10,152	Molex, Inc. - Class A	222,227
4,308	Motorola Solutions, Inc.	199,934
3,852	Plum Creek Timber Co., Inc. - REIT	149,381
2,232	Range Resources Corp.	128,385
3,318	Raymond James Financial, Inc.	116,130
12,073	Resolute Energy Corp.*	135,821
10,935	Spirit Aerosystems Holdings, Inc. - Class A*	248,662
2,600	StanCorp Financial Group, Inc.	100,516
7,144	Trinity Industries, Inc.	224,750
2,250	Vail Resorts, Inc.	98,122
3,521	Wal-Mart Stores, Inc.	216,049
		4,975,052
	Total Common Stocks (Cost $9,410,463)	9,740,422
	Short-Term Investments – 3.5%
351,681	Fidelity Institutional Money Market Fund, 0.21%[1]	351,681
	Total Short-Term Investments (Cost $351,681)	351,681
	Total Investments – 100.0% (Cost $9,762,144)	10,092,103
	Other Assets in Excess of Liabilities – 0.0%	86
	Total Net Assets – 100.0%	$10,092,189

ADR – American Depositary Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

* Non-income producing security.

1 The rate quoted is the annualized seven-day yield of the Fund at the period end.

See accompanying Notes to Schedule of Investments.

Advisory Research Global Value Fund

SUMMARY OF INVESTMENTS

As of January 31, 2012 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Oil, Gas & Consumable Fuels	6.1%
Diversified Financial Services	5.6%
Commercial Banks	5.0%
Electronic Equipment, Instruments & Components	4.9%
Insurance	4.8%
Hotels, Restaurants & Leisure	4.6%
Food & Staples Retailing	4.4%
Pharmaceuticals	4.2%
Capital Markets	3.8%
Specialty Retail	3.5%
Metals & Mining	3.4%
Food Products	3.2%
Real Estate Investment Trusts (REITs)	2.9%
Electrical Equipment	2.6%
Chemicals	2.6%
Aerospace & Defense	2.5%
Distributors	2.4%
Machinery	2.2%
Trading Companies & Distributors	2.2%
Communications Equipment	2.0%
Commercial Services & Supplies	1.9%
Wireless Telecommunication Services	1.9%
Real Estate Management & Development	1.8%
Auto Components	1.8%
Health Care Providers & Services	1.6%
Software	1.6%
Health Care Equipment & Supplies	1.5%
Construction Materials	1.5%
Textiles, Apparel & Luxury Goods	1.4%
Paper & Forest Products	1.4%
Multiline Retail	1.4%
Road & Rail	1.3%
Diversified Telecommunication Services	1.3%
Household Durables	1.1%
Construction & Engineering	1.1%
Consumer Finance	1.0%
Total Common Stocks	96.5%
Short-Term Investments	3.5%
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

Advisory Research Funds

NOTES TO SCHEDULE OF INVESTMENTS

January 31, 2012 (Unaudited)

Note 1 – Organization

Advisory Research All Cap Value Fund (the “All Cap Value Fund”), Advisory Research International All Cap Value Fund (the “International All Cap Value Fund”), Advisory Research International Small Cap Value Fund (the “International Small Cap Value Fund”) and Advisory Research Global Value Fund (the “Global Value Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds’ primary investment objective is to provide long-term capital appreciation. The All Cap Value Fund commenced investment operations on November 16, 2009, the International All Cap Value Fund commenced investment operations on May 2, 2011, the International Small Cap Value Fund commenced investment operations on March 31, 2010 and the Global Value Fund commenced investment operations on July 30, 2010.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to non-U.S. securities. The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Funds’ net asset value per share (“NAV”) is calculated. The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day. If such events occur, the Funds may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

(b) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Advisory Research Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

January 31, 2012 (Unaudited)

The Funds do not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Taxes

At January 31, 2012, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Funds, based on cost for federal income tax purposes were as follows:

	All Cap Value Fund	International All Cap Value Fund	International Small Cap Value Fund	Global Value Fund
Cost of Investments	$30,543,864	$1,434,373	$31,472,072	$9,833,217

Gross Unrealized Appreciation	$3,658,859	$37,527	$2,667,336	$951,526
Gross Unrealized Depreciation	(536,163)	(184,718)	(2,450,972)	(693,100)

Net Unrealized Appreciation/(Depreciation)	$3,122,696	$(147,191)	$216,364	$258,426

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Advisory Research Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

January 31, 2012 (Unaudited)

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2012, in valuing the Funds’ assets carried at fair value:

All Cap Value Fund

	Level 1	Level 2*	Level 3*	Total
	(Quoted Price)	(Other Significant Observable Inputs)	(Significant Unobservable Inputs)
Investments, at Value:
Common Stocks[1]	$32,753,056	$-	$-	$32,753,056
Short-Term Investments	913,504	-	-	913,504
Total Investments, at Value	$33,666,560	$-	$-	$33,666,560

1 All common stocks held in the All Cap Value Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

* The Fund did not hold any Level 2 or Level 3 securities as of January 31, 2012. There were no transfers between levels for the period ended January 31, 2012.

Advisory Research Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

January 31, 2012 (Unaudited)

International All Cap Value Fund

	Level 1 (Quoted Price)	Level 2* (Other Significant Observable Inputs)	Level 3** (Significant Unobservable Inputs)	Total
Investments, at Value:
Common Stocks:
Consumer Discretionary	$14,514	$183,602	$-	$198,116
Consumer Staples	35,921	68,410	-	104,331
Energy	-	22,177	-	22,177
Financials	90,423	284,396	-	374,819
Health Care	-	157,059	-	157,059
Industrials	17,077	107,663	6,518	131,258
Information Technology	-	44,319	-	44,319
Materials	14,015	109,858	-	123,873
Telecommunication Services	-	68,628	-	68,628
Utilities	-	11,222	-	11,222
Total Common Stocks	171,950	1,057,334	6,518	1,235,802
Short-Term Investments	51,404	-	-	51,404
Total Investments, at Value	$223,354	$1,057,334	$6,518	$1,287,206

International Small Cap Value Fund

	Level 1 (Quoted Price)	Level 2* (Other Significant Observable Inputs)	Level 3** (Significant Unobservable Inputs)	Total
Investments, at Value:
Common Stocks:
Consumer Discretionary	$318,946	$3,796,963	$-	$4,115,909
Consumer Staples	-	3,702,506	-	3,702,506
Energy	-	443,532	-	443,532
Financials	1,714,500	7,430,805	-	9,145,305
Health Care	-	2,201,416	-	2,201,416
Industrials	266,433	3,980,702	135,935	4,383,070
Information Technology	-	1,991,715	-	1,991,715
Materials	-	3,571,665	-	3,571,665
Telecommunication Services	-	361,338	-	361,338
Utilities	-	478,891	-	478,891
Total Common Stocks	2,299,879	27,959,533	135,935	30,395,347
Short-Term Investments	1,294,558	-	-	1,294,558
Total Investments, at Value	$3,594,437	$27,959,533	$135,935	$31,689,905

Advisory Research Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

January 31, 2012 (Unaudited)

* In accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to changes in the value of U.S.-traded securities, as measured by the S&P 500 Index. In this circumstance, $1,057,334 and $27,959,533 of investment securities from International All Cap Value and International Small Cap Value Fund, respectively, were classified as Level 2 instead of Level 1.

** The International All Cap Value and International Small Cap Value Funds each held one Level 3 security as of January 31, 2012, the value of such security was $6,518 and $135,935 for the International All Cap Value and International Small Cap Value Fund, respectively. Such securities represent the only transfers between levels for the period ended January 31, 2012.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	International All Cap Value Fund	International Small Cap Value Fund
Beginning balance November 1, 2011	$-	$-
Transfers into Level 3 during the period	6,518	135,935
Transfers out of Level 3 during the period	-	-
Total realized and change in unrealized gain/(loss)	-	-
Purchases	-	-
Sales	-	-
Ending balance January 31, 2012	$6,518	$135,935

Global Value Fund

	Level 1 (Quoted Price)	Level 2* (Other Significant Observable Inputs)	Level 3** (Significant Unobservable Inputs)	Total
Investments, at Value:
Common Stocks:
Consumer Discretionary	$818,351	$814,412	$-	$1,632,763
Consumer Staples	425,968	338,861	-	764,829
Energy	613,551	-	-	613,551
Financials	1,392,099	1,136,030	-	2,528,129
Health Care	141,443	599,103	-	740,546
Industrials	971,807	425,992	-	1,397,799
Information Technology	757,188	101,337	-	858,525
Materials	491,989	395,526	-	887,515
Telecommunication Services	-	316,765	-	316,765
Total Common Stocks	5,612,396	4,128,026	-	9,740,422
Short-Term Investments	351,681	-	-	351,681
Total Investments, at Value	$5,964,077	$4,128,026	$-	$10,092,103

* In accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to changes in the value of U.S.-traded securities, as measured by the S&P 500 Index. In this circumstance, $4,128,026 of investment securities from the Global Value Fund was classified as Level 2 instead of Level 1.

** The Fund did not hold any Level 3 securities as of January 31, 2012. There were no transfers between levels for the period ended January 31, 2012.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Advisory Research Funds, a series of Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President
Date:	3/27/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President
Date:	3/27/12

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer
Date:	3/27/12

* Print the name and title of each signing officer under his or her signature.